Provident Trust Strategy Fund
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Shares or Principal Amount		Cost	Value
COMMON STOCKS - 91.7%(a)
	Airlines - 3.7%
244,719	Southwest Airlines Co.	$8,520,346	$7,067,485
	Computer Services - 11.4%
62,760	Accenture PLC, Class A	1,824,144	22,023,111
	Data Processing/Management - 1.4%
20,360	Fiserv, Inc. *	2,499,480	2,704,622
	Distribution/Wholesale - 3.1%
92,800	Fastenal Co.	977,268	6,010,656
	Finance, Credit Card - 6.9%
50,891	Visa Inc., Class A	3,662,225	13,249,472
	Finance, Investment Banker/Broker - 4.8%
135,045	The Charles Schwab Corp.	3,999,132	9,291,096
	Investment Management/Advisory Services - 5.1%
91,560	T. Rowe Price Group Inc.	7,362,226	9,860,096
	Medical, Health Maintenance Organization - 6.3%
22,905	UnitedHealth Group Inc.	1,194,819	12,058,796
	Medical-Drugs - 1.3%
69,455	GSK PLC	2,468,477	2,574,002
	Retail - Gardening Products - 1.4%
12,350	Tractor Supply Co.	2,689,935	2,655,621
	Retail, Building Products - 3.8%
21,285	The Home Depot, Inc.	1,778,421	7,376,316
	Retail, Discount - 11.3%
33,110	Costco Wholesale Corp.	5,136,792	21,855,249
	Retail, Major Department Stores - 2.0%
41,970	The TJX Companies, Inc.	3,305,558	3,937,206
	Super-Regional Banks - United States - 7.3%
91,220	PNC Financial Services Group, Inc.	5,992,731	14,125,417
	Web Portals/Internet Service Providers - 21.9%
150,000	Alphabet, Inc., Class A *	1,955,437	20,953,500
150,000	Alphabet, Inc., Class C *	1,943,851	21,139,500
		3,899,288	42,093,000
	Total common stocks	55,310,842	176,882,145

SHORT-TERM INVESTMENT - 8.0%(a)
	Money Market Fund - 8.0%
15,356,832	First American Treasury Obligations Fund, Class X, 5.286%^	15,356,832	15,356,832
	Total short-term investment	15,356,832	15,356,832
	Total investments - 99.7%	$70,667,674	192,238,977
	Other assets, less liabilities - 0.3% (a)		490,228
	TOTAL NET ASSETS - 100.0%		$192,729,205

(a)	Percentages for the various classifications relate to net assets.
*	Non-income producing security.
^	The rate quoted is the annualized 7-day yield as of December 31, 2023.
PLC	Public Limited Company

Provident Trust Strategy Fund
Summary of Fair Value Exposure at December 31, 2023 (Unaudited)

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  The  fair value hierarchy is categorized into three  levels based on the inputs below:

Level 1 ― Valuations based on unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access.

Level 2 ― Valuations based on quoted prices for similar assets or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 ― Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund's investments as of December 31, 2023, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 ― Common Stocks*	$176,882,145
Money Market Fund	15,356,832
Total Level 1	192,238,977
Level 2 ― None	—
Level 3 ― None	—
Total	$192,238,977

* See the Schedule of Investments for investments detailed by industry classifications.